Risk management - Aging of receivables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Aging of receivables
Financial assets	€ 16,493	€ 17,888
Trade receivables
Aging of receivables
Financial assets	6,880	6,972
Trade receivables | Credit risk
Aging of receivables
Financial assets	278	466
Trade receivables | Past due 1-30 days | Credit risk
Aging of receivables
Financial assets	67	102
Trade receivables | Past due 31-180 days | Credit risk
Aging of receivables
Financial assets	94	141
Trade receivables | More than 180 days | Credit risk
Aging of receivables
Financial assets	€ 117	€ 223